Intangible Assets (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 05, 2021	Dec. 31, 2019	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 04, 2022
Intangible Assets (Details) [Line Items]
Licensing fee		$ 9,000
Total shares of common stock, percentage		25.00%
Fair value					$ 9,000
Consideration purchased	$ 47
Amortization expense			$ 2	$ 453	1,810	$ 1,809
Impairment charges					$ 3,600
Common Stock [Member]
Intangible Assets (Details) [Line Items]
Common stock, per share (in Dollars per share)		$ 0.001					$ 0.001